Other Non-Current Assets (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Other Non-Current Assets [Line Items]
Amortization, term			3 years	3 years
Amortization expense	$ 945
Cloud Infrastructure Support [Member]
Other Non-Current Assets [Line Items]
Amount paid on agreements			¥ 41.2	$ 5,700,000